8. REVENUE (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfRevenueLineItems [Line Items]
Revenue	$ 110,080	$ 82,008	$ 51,262
Generation
DisclosureOfRevenueLineItems [Line Items]
Revenue	22,763	13,250	9,744
Generation | Sales of energy to the SPOT Market
DisclosureOfRevenueLineItems [Line Items]
Revenue	12,229	8,869	5,097
Generation | Sales of energy by contract
DisclosureOfRevenueLineItems [Line Items]
Revenue	10,483	4,304	4,623
Generation | Other sales
DisclosureOfRevenueLineItems [Line Items]
Revenue	51	77	24
Distribution
DisclosureOfRevenueLineItems [Line Items]
Revenue	55,954	39,603	25,826
Distribution | Energy sales
DisclosureOfRevenueLineItems [Line Items]
Revenue	55,690	39,328	25,593
Distribution | Right of use of poles
DisclosureOfRevenueLineItems [Line Items]
Revenue	190	213	195
Distribution | Connection and reconnection charges
DisclosureOfRevenueLineItems [Line Items]
Revenue	74	62	38
Oil and gas
DisclosureOfRevenueLineItems [Line Items]
Revenue	17,261	16,695	10,281
Oil and gas | Other sales
DisclosureOfRevenueLineItems [Line Items]
Revenue	138	929	247
Oil and gas | Oil, Gas and liquid sales
DisclosureOfRevenueLineItems [Line Items]
Revenue	17,123	15,766	10,034
Holding and others
DisclosureOfRevenueLineItems [Line Items]
Revenue	1,354	635	110
Holding and others | Other sales
DisclosureOfRevenueLineItems [Line Items]
Revenue	7	8	4
Holding and others | Administrative services sales
DisclosureOfRevenueLineItems [Line Items]
Revenue	1,347	627	106
Petrochemicals
DisclosureOfRevenueLineItems [Line Items]
Revenue	12,748	11,825	5,301
Petrochemicals | Petrochemicals sales
DisclosureOfRevenueLineItems [Line Items]
Revenue	$ 12,748	$ 11,825	$ 5,301